Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Subsidiaries & Joint ventures Interconexion Electrica S.A. ESP (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Equity	$ 105,913,439	$ 100,252,480	$ 113,903,089	$ 90,583,772
Profit (loss)	18,498,875	25,383,071	$ 35,199,480
Assets	298,242,156	280,141,090
Liabilities	$ 192,328,717	$ 179,888,610
Interligao Eltrica do Madeira
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Ownership interest, joint venture	51.00%	51.00%
Equity	$ 3,119,012	$ 3,160,818
Profit (loss)	361,207	356,863
Assets	5,379,092	5,739,716
Liabilities	$ 2,260,080	$ 2,578,898
Transmissora Aliana de Energia Eltrica
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Ownership interest, joint venture	14.88%	14.88%
Equity	$ 4,942,790	$ 5,273,100
Profit (loss)	1,340,845	1,121,332
Assets	13,231,132	13,877,165
Liabilities	$ 8,288,342	$ 8,604,065
Interconexin Elctrica S.A. ESP | Interligao Eltrica do Madeira
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest, joint venture	51.00%
Activity, joint venture	Electric power
Country/Domicile, joint venture	Brazil
Geographic area of operations, joint venture	Brazil
Equity	$ 3,119,012
Profit (loss)	361,207
Assets	5,379,092
Liabilities	$ 2,260,080
Interconexin Elctrica S.A. ESP | Interligao Eltrica Garanhuns
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest, joint venture	51.00%
Activity, joint venture	Electric power
Country/Domicile, joint venture	Brazil
Geographic area of operations, joint venture	Brazil
Equity	$ 815,648
Profit (loss)	100,954
Assets	1,123,561
Liabilities	$ 307,913
Interconexin Elctrica S.A. ESP | Interligao Eltrica Paraguau
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest, joint venture	50.00%
Activity, joint venture	Electric power
Country/Domicile, joint venture	Brazil
Geographic area of operations, joint venture	Brazil
Equity	$ 834,943
Profit (loss)	145,307
Assets	1,269,518
Liabilities	$ 434,575
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Aimores
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest, joint venture	50.00%
Activity, joint venture	Electric power
Country/Domicile, joint venture	Brazil
Geographic area of operations, joint venture	Brazil
Equity	$ 507,721
Profit (loss)	92,379
Assets	798,183
Liabilities	$ 290,462
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Ivai
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest, joint venture	50.00%
Activity, joint venture	Electric power
Country/Domicile, joint venture	Brazil
Geographic area of operations, joint venture	Brazil
Equity	$ 845,669
Profit (loss)	174,233
Assets	3,389,336
Liabilities	$ 2,543,667
Interconexin Elctrica S.A. ESP | Transmissora Aliana de Energia Eltrica
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest, joint venture	14.88%
Activity, joint venture	Electric power
Country/Domicile, joint venture	Brazil
Geographic area of operations, joint venture	Brazil
Equity	$ 4,942,790
Profit (loss)	1,283,190
Assets	13,231,132
Liabilities	$ 8,288,342
Interconexin Elctrica S.A. ESP | Interconexion Electrica Colombia Panama-Panama
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest, joint venture	50.00%
Activity, joint venture	Electric power
Country/Domicile, joint venture	Panama
Geographic area of operations, joint venture	Panama
Equity	$ 7,090
Profit (loss)	(18,996)
Assets	9,899
Liabilities	$ 2,809
Interconexin Elctrica S.A. ESP | Interconexion Electrica Colombia Panama Colombia
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombia peso
Ownership interest, joint venture	1.17%
Activity, joint venture	Electric power
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Equity	$ 264
Profit (loss)	(1)
Assets	266
Liabilities	$ 2
Interconexin Elctrica S.A. ESP | Transnexa
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest, joint venture	49.85%
Activity, joint venture	Transport and telecommunications
Country/Domicile, joint venture	Ecuador
Geographic area of operations, joint venture	Ecuador
Interconexin Elctrica S.A. ESP | Derivex
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombia peso
Ownership interest, joint venture	39.88%
Activity, joint venture	Manage the trading system for financial instruments derived from electricity
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Equity	$ 2,869
Profit (loss)	(750)
Assets	3,724
Liabilities	$ 855
Interconexin Elctrica S.A. ESP | Parques de Rio
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombia peso
Ownership interest, joint venture	33.00%
Activity, joint venture	Roads
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Equity	$ 30
Profit (loss)	(38)
Assets	$ 30
Interconexin Elctrica S.A. ESP | Conexion Kimal Lo Aguirre S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilena peso
Ownership interest, joint venture	33.33%
Activity, joint venture	Electric power
Country/Domicile, joint venture	Chile
Geographic area of operations, joint venture	Chile
Equity	$ 490,016
Profit (loss)	(1,789)
Assets	1,529,297
Liabilities	$ 1,039,281
Interconexin Elctrica S.A. ESP | Consorcio Elctrico Yapay S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest, joint venture	50.00%
Activity, joint venture	Electric power
Country/Domicile, joint venture	Perú
Geographic area of operations, joint venture	Perú
Equity	$ 47,009
Profit (loss)	(5,651)
Assets	314,839
Liabilities	$ 267,830
Interconexin Elctrica S.A. ESP | PA Energa para la paz
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombia peso
Ownership interest, joint venture	54.73%
Activity, joint venture	Special Purpose Entity
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Equity	$ 15,668
Profit (loss)	(37)
Assets	19,057
Liabilities	$ 3,389
Interconexin Elctrica S.A. ESP | ATP Tower Holdings
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest, associate	24.70%
Activity, associate	Transport and telecommunications
Country/Domicile, associate	United States
Geographic area of operations, associate	United States
Equity	$ 1,366,302
Profit (loss)	(173,438)
Assets	4,376,236
Liabilities	$ 3,009,934